Assets/Liabilities for Insurance Contracts - Summary of Debts with Insurance Brokers (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of types of insurance contracts [abstract]
Current Account - Insurance Brokers	$ 45,225	$ 47,263	$ 87,939
Commissions on Premiums Receivable	113,238	114,482	62,016
Underwriting Expenses Payable	27,467	29,936	45,302
Total	$ 185,930	$ 191,681	$ 195,257